Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Non-Current Assets
Property, plant and equipment, net	$ 1,480,439	$ 831,377		$ 814,867
Investment property	40,725	42,342		44,581
Intangible assets, net	27,909	17,192		17,252
Biological assets	11,270	11,276		8,516
Deferred income tax assets	16,191	30,808		25,043
Trade and other receivables, net	38,820	22,107		17,412
Other assets	1,184	535		566
Total Non-Current Assets	1,616,538	955,637		928,237
Current Assets
Biological assets	94,117	156,718		136,888
Inventories	128,102	108,919		111,754
Trade and other receivables, net	158,686	150,107		157,528
Derivative financial instruments	6,286	4,483		3,398
Other assets	8	30		24
Cash and cash equivalents	273,635	269,195	[2]	158,568	[2]
Total Current Assets	660,834	689,452		568,160
TOTAL ASSETS	2,277,372	1,645,089		1,496,397
Capital and reserves attributable to equity holders of the parent
Share capital	183,573	183,573		183,573
Share premium	900,503	908,934		937,250
Cumulative translation adjustment	(666,037)	(552,604)		(533,120)
Equity-settled compensation	16,191	17,852		17,218
Cash flow hedge	(56,884)	(24,691)		(37,299)
Other reserves	32,380	0		0
Treasury shares	(8,741)	(6,967)		(1,859)
Revaluation surplus	383,889	0		0
Reserve from the sale of non-controlling interests in subsidiaries	41,574	41,574		41,574
Retained earnings	237,188	106,209		92,997
Equity attributable to equity holders of the parent	1,063,636	673,880		700,334
Non-controlling interest	44,509	9,139		11,970
TOTAL SHAREHOLDERS EQUITY	1,108,145	683,019	[3]	712,304	[4]
Non-Current Liabilities
Trade and other payables	211	827		1,427
Borrowings	718,484	663,060		430,304
Deferred income tax liabilities	168,171	10,457		14,689
Payroll and social liabilities	1,219	1,240		1,235
Derivatives financial instruments	0	0		662
Provisions for other liabilities	3,296	4,078		3,299
Total Non-Current Liabilities	891,381	679,662		451,616
Current Liabilities
Trade and other payables	106,226	98,423		92,158
Current income tax liabilities	1,398	503		1,387
Payroll and social liabilities	25,978	27,267		26,844
Borrowings	143,632	154,898		205,092
Derivative financial instruments	283	552		6,406
Provisions for other liabilities	329	765		590
Total Current Liabilities	277,846	282,408		332,477
TOTAL LIABILITIES	1,169,227	962,070		784,093
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 2,277,372	$ 1,645,089		$ 1,496,397

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	2017 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[4]	2016 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.